UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA PRECIOUS METALS AND MINERALS FUND - THIRD
QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2006

[LOGO OF USAA]
    USAA(R)

                              USAA PRECIOUS METALS
                                   and MINERALS Fund

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    FEBRUARY 28, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                     MARKET
   NUMBER                                                                                                             VALUE
OF SHARES    SECURITY                                                                                                 (000)
---------------------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (92.5%)
             STOCKS (92.4%)
             --------------
             GOLD (72.2%)

             AUSTRALIAN GOLD COMPANIES (11.2%)
7,000,000    Ballarat Goldfields NL*                                                                               $  2,443
8,000,000    Lihir Gold Ltd.*                                                                                        12,652
1,150,000    Newcrest Mining Ltd.                                                                                    18,102
9,000,000    Oxiana Ltd.*(c)                                                                                         12,730
2,000,000    Sino Gold Ltd.*                                                                                          5,747
                                                                                                                   --------
                                                                                                                     51,674
                                                                                                                   --------
             EUROPEAN GOLD COMPANIES (3.7%)
1,000,000    Randgold Resources Ltd. ADR*                                                                            17,100
                                                                                                                   --------
             NORTH AMERICAN GOLD COMPANIES (54.5%)
1,000,000    Agnico-Eagle Mines Ltd.(c)                                                                              25,640
  750,000    American Bonanza Gold Corp.*                                                                               363
1,400,000    Aurizon Mines Ltd.*                                                                                      3,265
  800,000    Barrick Gold Corp.                                                                                      21,896
4,100,000    Cambior, Inc.*                                                                                          12,095
1,800,000    Desert Sun Mining Corp.*                                                                                 9,598
3,000,000    Eldorado Gold Corp.*                                                                                    12,856
  900,000    Gammon Lake Resources, Inc.*                                                                            14,413
1,000,000    Glamis Gold Ltd.*(c)                                                                                    27,210
1,200,000    Glencairn Gold Corp.*                                                                                      517
1,200,000    Goldcorp, Inc.(c)                                                                                       30,540
1,100,000    Hecla Mining Co.*                                                                                        5,478
  200,000    High River Gold Mines Ltd.*                                                                                375
2,000,000    Jinshan Gold Mines, Inc. (acquired 12/07/2005; cost $864)*(a,b,h)                                        1,645
  900,000    Kinross Gold Corp.*                                                                                      8,280
  900,000    Meridian Gold, Inc.*                                                                                    22,806
  450,000    Metallic Ventures Gold, Inc.*                                                                              895
  832,500    Mexgold Resources, Inc.*(c)                                                                              4,403
  325,000    Minefinders Corp. Ltd.*                                                                                  2,629
  110,000    New Gold, Inc. (acquired 2/01/2006; cost $868)*(a,b,h)                                                     890
  400,000    Newmont Mining Corp.                                                                                    21,168
  150,000    Royal Gold, Inc.(c)                                                                                      4,715
  800,000    Wolfden Resources, Inc.*                                                                                 2,682
2,000,000    Yamana Gold, Inc.*                                                                                      17,986
                                                                                                                   --------
                                                                                                                    252,345
                                                                                                                   --------
             SOUTH AMERICAN GOLD COMPANIES (2.8%)
  500,000    Compania de Minas Buenaventura S.A. ADR                                                                 13,110
                                                                                                                   --------
             Total gold (cost: $165,940)                                                                            334,229
                                                                                                                   --------
             DIAMONDS (3.3%)
  400,000    Aber Diamond Corp. (cost: $6,635)                                                                       15,100
                                                                                                                   --------
             PLATINUM GROUP METALS (16.9%)
  300,000    Anglo American Platinum Corp.                                                                           23,937
  180,000    Impala Platinum Holdings Ltd.                                                                           30,621
  600,000    Lonmin, plc                                                                                             23,891
                                                                                                                   --------
             Total platinum group metals (cost: $36,171)                                                             78,449
                                                                                                                   --------
             Total stocks (cost: $208,746)                                                                          427,778
                                                                                                                   --------

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 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                  (continued)

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                     MARKET
   NUMBER    SECURITY                                                                                                 VALUE
OF SHARES                                                                                                             (000)
---------------------------------------------------------------------------------------------------------------------------
             WARRANTS (0.1%)
             ---------------
             NORTH AMERICAN GOLD COMPANIES

1,500,000    American Bonanza Gold Corp. (acquired 11/10/2003; cost $0)*(a,b)                                      $      -
   38,500    Desert Sun Mining Corp.*                                                                                   125
1,350,000    Glencairn Gold Corp.*                                                                                      214
1,000,000    Jinshan Gold Mines, Inc. (acquired 12/22/2005; cost $0)*(a,b,h)                                            274
   60,000    Metallic Ventures Gold, Inc.*                                                                               14
                                                                                                                   --------
             Total warrants (cost: $267)                                                                                627
                                                                                                                   --------
             Total equity securities (cost: $209,013)                                                               428,405
                                                                                                                   --------

PRINCIPAL
   AMOUNT
    (000)
---------
             MONEY MARKET INSTRUMENTS (7.9%)

             COMMERCIAL PAPER
  $16,917    Countrywide Financial Corp., 4.55%, 3/01/2006                                                           16,917
   10,206    UBS Finance, Inc., 4.47%, 3/03/2006                                                                     10,203
    9,515    Wisconsin Electric Power Co., 4.53%, 3/02/2006                                                           9,514
                                                                                                                   --------
             Total money market instruments (cost: $36,634)                                                          36,634
                                                                                                                   --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (11.1%)(g)

             REPURCHASE AGREEMENTS (11.0%)(e)
   17,000      Credit Suisse First Boston, LLC, 4.56%, acquired on 2/28/2006 and due 3/01/2006 at $17,000 (collateralized by $17,911 of Freddie
               Mac Discount Notes(f),
               4.88%(i) - 4.90%(i), due 9/22/2006 - 10/23/2006; combined market value $17,341)                       17,000
   16,000    Deutsche Bank Securities, Inc., 4.56%, acquired on 2/28/2005 and due 3/01/2006 at $16,000 (collateralized by $5,356 of Fannie Mae Notes(f),
               5.00%, due 1/15/2007; and $11,100 of Federal Home Loan Bank
               Bonds(f),
               3.38%, due 2/23/2007; combined market value $16,325)                                                  16,000
   18,000    Lehman Brothers, Inc., 4.53%, acquired on 2/28/2006 and due 3/01/2006 at $18,000
               (collateralized by $5,395 of Federal Home Loan Bank Bonds(f),
               5.76%, due 7/03/2025; and $21,545 of Freddie Mac Notes(f), 5.05%
               - 5.88%(i), due
               11/05/2014 - 1/26/2015; combined market value $18,364)                                                18,000
                                                                                                                   --------
                                                                                                                     51,000
                                                                                                                   --------

   NUMBER
OF SHARES
----------
             MONEY MARKET FUNDS (0.1%)
  342,030    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.46%(d)                                            342
   12,286    Merrill Lynch Premier Institutional Fund, 4.34%(d)                                                          12
                                                                                                                   --------
                                                                                                                        354
                                                                                                                   --------
             Total short-term investments purchased with cash collateral from
               securities loaned (cost: $51,354)                                                                     51,354
                                                                                                                   --------

             TOTAL INVESTMENTS (COST: $297,001)                                                                    $516,393
                                                                                                                   ========


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USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which

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           to Portfolio of INVESTMENTS
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2006 (UNAUDITED)

                they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of February 28, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2006, were $220,208,000 and $816,000, respectively, resulting in net unrealized appreciation of $219,392,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $462,954,000 at February 28, 2006, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The market value of these securities at February 28, 2006, was $2,809,000, which represented 0.6% of the Fund's net assets.

        (b) Security was fair valued at February 28, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

        (c) The security or a portion thereof was out on loan as of February 28, 2006. The aggregate fair market value of the loaned portion of these securities as of February 28, 2006, was approximately $49,205,000.

        (d) Rate represents the money market fund annualized seven-day yield at February 28, 2006.

        (e) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

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           to Portfolio of INVESTMENTS
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2006 (UNAUDITED)

        (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (g) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        (h) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (i) Zero-coupon security. Rate represents the effective yield at date of purchase.

         * Non-income-producing security for the 12 months preceding February 28, 2006.

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48478-0406                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Trust's Board in approving the Trust's advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.




ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 18, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    APRIL 18, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.